COMMITMENTS	12 Months Ended
Dec. 31, 2019
Text block [abstract]
COMMITMENTS
7.	COMMITMENTS
Flow-through expenditures:
IsoEnergy has raised funds through the issuance of flow-through shares. Based on Canadian tax law, IsoEnergy is required to spend this amount on eligible exploration expenditures by December 31 of the year after the year in which the shares were issued.
The premium paid for a flow-through share, which is the price paid for the share over the market price of the share, is recorded as a flow-through share premium liability. This liability is subsequently reduced when the required exploration expenditures are made, and accordingly, a recovery of flow-through premium is then recorded as a reduction in the deferred tax expense.
As of December 31, 2019, IsoEnergy is obligated to spend $3,412,807 on eligible exploration expenditures by the end of 2020. As the commitment is satisfied, the remaining balance of the flow-through premium liability will be recognized as income.
A continuity of the flow-through share premium liability is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018

Balance, beginning of the period	$550,392	$109,251
Liability incurred on flow-through shares issued	233,340	784,892
Settlement of flow-through share liability on expenditure made	(556,210)	(343,751)

Balance, end of the period	$227,522	$550,392